Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) item payment	Mar. 31, 2022 USD ($) item payment	Mar. 31, 2021 CNY (¥) payment	Mar. 31, 2020 CNY (¥) payment
Summary of significant accounting policies
Estimated useful life of the operating rights	30 years	30 years
Impairment of long-lived assets | ¥	¥ 0		¥ 0	¥ 0
Agreement with customers, blood storage period	18 years	18 years
Number of promised services	2	2
Value-added tax rate (as a percent)	6.00%	6.00%
Number of performance obligations under the Agreement	2	2
Number of customer payment options | payment	3	3	3	3
Advertising and promotion costs	¥ 64,921	$ 10,241	¥ 54,441	¥ 49,392
Number of operating segments	1	1